Property, Equipment and Software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of property, equipment and software
Gross book value	¥ 15,869,713	¥ 15,176,363
Less: accumulated depreciation and amortization	(7,181,872)	(6,923,618)
Less: impairment	(167,740)	(177,701)
Net book value	8,520,101	8,075,044		$ 1,167,249
Depreciation and amortization expense	781,200	769,700	¥ 1,100,000
Building and decoration
Summary of property, equipment and software
Gross book value	6,888,673	4,063,468
Leasehold improvements
Summary of property, equipment and software
Gross book value	197,230	311,156
Furniture, fixtures, office and other equipment
Summary of property, equipment and software
Gross book value	559,271	508,185
Vehicles
Summary of property, equipment and software
Gross book value	93,596	106,027
Servers and computers
Summary of property, equipment and software
Gross book value	6,094,887	6,144,176
Software
Summary of property, equipment and software
Gross book value	340,038	367,472
Construction in progress
Summary of property, equipment and software
Gross book value	¥ 1,696,018	¥ 3,675,879